Note 8 - Gold Loan Payable and Gold in Trust - Gold Loan Payable (Details)	8 Months Ended		12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Statement Line Items [Line Items]
Gold loan payable
Change in fair value through profit & loss			(66,631)
Gold loan derivative instruments [member]
Statement Line Items [Line Items]
Derivative financial liabilities	$ 378,324
Change in fair value through profit & loss	66,631		(66,631)
Foreign exchange difference	(13,990)
Derivative financial liabilities	430,965		$ 430,965
Gold loan [member]
Statement Line Items [Line Items]
Gold loan payable	2,790,858	$ 2,072,060
Less derivative financial liabilities on initial recognition	(378,324)
Accrued interest expense	39,760
Accrued standby fees	13,527
Accretion expense	158,495
Expenses	5,136
Foreign exchange difference	$ (88,114)